Disclosure of detailed information about general and administrative expenses explanatory (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Statement [Line Items]
Salaries and benefits	$ 1,772	$ 1,750
Professional/consulting fees	1,672	1,585
Onerous lease accrual	752	0
Depreciation	347	508
Rent	305	247
Insurance	373	273
Travel	255	307
Regulatory Fees	232	242
Accretion	0	159
Other	376	678
Total	$ 6,084	$ 5,749	$ 5,421